Hedging activities	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Hedging activities
Hedging activities
Derivative financial instruments
The Group utilises derivative financial instruments to mitigate its exposure to certain market risks associated with its ongoing operations. The primary risks that it seeks to manage through the use of derivative financial instruments include currency exchange risk, commodity price risk and interest rate risk.
All derivative financial instrument assets and liabilities are recorded at fair value on the consolidated statement of financial position. The Group does not use derivative financial instruments for trading or speculative purposes and all hedge ratios are on a 1:1 basis. At the inception of a hedge transaction, the Group documents the relationship between the hedging instrument and the hedged item, as well as its risk management objective and strategy for undertaking the hedge transaction. This process includes linking the derivative financial instrument designated as a hedging instrument to the specific asset, liability, firm commitment or forecasted transaction. Refer to Note 26 for further details about the Group’s risk management strategy and objective. Both at the hedge inception and on an ongoing basis, the Group assesses and documents whether the derivative financial instrument used in the hedging transaction is highly effective in maintaining the risk management objectives. Where critical terms match, the Group uses a qualitative assessment to ensure initial and ongoing effectiveness criteria. Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated, exercised, or no longer qualifies for hedge accounting. At that time, any cumulative gain or loss on the hedging instrument recognised in equity is retained in equity until the forecasted transaction occurs. If the hedged transaction is no longer expected to occur, the net cumulative gain or loss recognised in equity is transferred to the income statement.
While certain derivative financial instruments are designated as hedging instruments, the Group may also enter into derivative financial instruments that are designed to hedge a risk but are not designated as hedging instruments (referred to as an economic hedge or a non-designated hedge). The decision regarding whether or not to designate a hedge for hedge accounting is made by management considering the size, purpose and tenure of the hedge, as well as the anticipated ability to achieve and maintain the Group’s risk management objective.
The Group is exposed to counterparty credit risk on all of its derivative financial instruments. It has established and maintained strict counterparty credit guidelines and enters into hedges only with financial institutions that are investment grade or better. It continuously monitors counterparty credit risk and utilises numerous counterparties to minimise its exposure to potential defaults.
As part of the Acquisition, the Group acquired derivative financial instruments which had previously been designated as hedging instruments in CCL. These instruments are used to manage currency exchange risk, commodity price risk and interest rate risk of CCL and included FX swaps, commodity swaps, interest rate swaps and cross currency swaps. As at the acquisition date, the Group evaluated each of the acquired derivative financial instruments and assessed whether the designation as a hedging instrument was appropriate under IFRS 9. The Group subsequently designated the acquired derivative financial instruments as either cash flow hedges or fair value hedges and continues to assess and document whether the derivative financial instruments used in the hedging transaction are highly effective in maintaining the risk management objective.
The following table summarises the fair value of the assets and liabilities related to derivative financial instruments and the respective line items in which they were recorded in the consolidated statement of financial position as at the dates presented. All derivative instruments are classified as Level 2 within the fair value hierarchy.
Discussion of the Group’s other financial assets and liabilities is contained elsewhere in these financial statements. Refer to Note 10 for trade accounts receivable, Note 15 for trade and other payables, Note 14 for borrowings and Note 20 for amounts receivable and payable with related parties.

		31 December 2021	31 December 2020
Hedging instrument	Location – statement of financial position	€ million	€ million
Assets:
Derivatives designated as hedging instruments:
Commodity contracts	Non-current derivative assets	75	6
Foreign currency contracts	Non-current derivative assets	3	—
Interest rate and cross currency swaps	Non-current derivative assets	148	—
Commodity contracts	Current derivative assets	128	13
Deal contingent forwards	Current derivative assets	—	24
Foreign currency contracts	Current derivative assets	16	3
Interest rate and cross currency swaps	Current derivative assets	6	—
	Total	376	46
Total assets		376	46
Liabilities:
Derivatives designated as hedging instruments:
Commodity contracts	Non-current derivative liabilities	3	9
Foreign currency contracts	Non-current derivative liabilities	—	6
Interest rate and cross currency swaps	Non-current derivative liabilities	44	—
Commodity contracts	Current derivative liabilities	5	24
Foreign currency contracts	Current derivative liabilities	14	4
Interest rate and cross currency swaps	Current derivative liabilities	—	34
	Total	66	77
Total liabilities		66	77

Cash flow hedges
The Group uses cash flow hedges to mitigate its exposure to changes in cash flows attributable to currency fluctuations and commodity price fluctuations associated with certain forecasted transactions, including purchases of raw materials, finished goods and services denominated in non-functional currencies, the receipt of interest and principal on intercompany loans denominated in non-functional currencies and the payment of interest and principal on debt issuances in non-functional currencies. Effective changes in the fair value of these cash flow hedging instruments are recognised as a component of other reserves on the consolidated statement of financial position. The effective changes are then recognised within the line item on the consolidated income statement that is consistent with the nature of the underlying hedged item in the period that the forecasted purchases or payments impact earnings. Any changes in the fair value of these cash flow hedges that are the result of ineffectiveness are recognised immediately in the line item on the consolidated income statement that is consistent with the nature of the underlying hedged item. Historically, the Group has not experienced, nor does it expect to experience, material hedge ineffectiveness with the value of the hedged instrument equalling that of the hedged item.
In connection with the Acquisition, the Group entered into deal contingent foreign currency forwards with a total notional amount of €5.6 billion in order to mitigate the foreign currency risk arising from the Acquisition. These instruments were recorded as cash flow hedges, and on completion of the Acquisition, gains of €84 million were reclassified to Goodwill.
The net notional amount of outstanding interest rate and cross currency swaps used to hedge interest rate risk and currency fluctuations of non-functional currency borrowings was €2.2 billion at 31 December 2021 and €0.4 billion at 31 December 2020. The net notional amount of the other outstanding currency related cash flow hedges was
€1.1 billion as at 31 December 2021 and €0.3 billion as at 31 December 2020. The net notional amount of outstanding commodity related cash flow hedges was €0.9 billion as at 31 December 2021 and €0.7 billion as at 31 December 2020. Outstanding cash flow hedges as at 31 December 2021 are expected to settle and affect profit or loss between 2022 and 2036.
The following table summarises the Group’s outstanding cash flow hedges by risk category as at the dates presented (all contracts denominated in a foreign currency have been converted into euros using the respective year end spot rate):

	Notional maturity profile
	Total	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years
Cash flow hedges	€ million	€ million	€ million	€ million	€ million
Foreign currency contracts	475	303	172	—	—
Interest rate and cross currency swaps	736	340	396	—	—
Commodity contracts	459	246	213	—	—
As at 31 December 2019	1,670	889	781	—	—
Deal contingent foreign currency forwards	3,000	3,000	—	—	—
Foreign currency contracts	310	174	136	—	—
Interest rate and cross currency swaps	396	396	—	—	—
Commodity contracts	677	403	274	—	—
As at 31 December 2020	4,383	3,973	410	—	—
Interest rate and cross currency swaps	2,225	144	1,365	—	716
Foreign currency contracts	1,074	912	162	—	—
Commodity contracts	922	566	356	—	—
As at 31 December 2021	4,221	1,622	1,883	—	716
The Group recognised within other comprehensive income net gains of €125 million, €25 million and €10 million for the years ended 31 December 2021, 31 December 2020 and 31 December 2019, respectively, related to changes in the fair values of outstanding cash flow hedges. The amount of ineffectiveness associated with these cash flow hedges was not material during any year presented within these financial statements.

The following table summarises the net of tax effect for cash flow hedges for the periods presented within the consolidated income statement:

		Amount of gain/(loss) reclassified from the hedging reserve into profit
		31 December 2021	31 December 2020	31 December 2019
Cash flow hedging instruments	Location – income statement	€ million	€ million	€ million
Foreign currency contracts	Cost of sales	(3)	1	—
Commodity contracts	Cost of sales	74	(33)	(17)
Commodity contracts	Selling and distribution expenses	2	(3)	—
Interest rate and cross currency swaps(A)	Finance costs	(78)	23	18
Total		(5)	(12)	1
(A)The gain/(loss) recognised on these currency contracts is offset by the gain/(loss) recognised on the remeasurement of the underlying debt instruments; therefore, there is a minimal consolidated net effect in non-operating items on the consolidated income statement.
Fair value hedges
The Group has designated certain cross currency swaps used to mitigate FX risk and interest rate risk on foreign currency borrowings as fair value hedges. There is an economic relationship between the hedged item and the hedging instrument as the terms of the cross currency swap contracts match the terms of the fixed-rate borrowings. The Group has established a hedge ratio of 1:1 for the hedging relationship.
The following table summarises the Group’s outstanding fair value hedges by risk category as at the dates presented (all contracts denominated in a foreign currency have been converted into euros using the respective year end spot rate):

Fair value hedges	Total	Less than 1 year € million	1 to 3 years € million	3 to 5 years € million	Over 5 years € million
As at 31 December 2019	—	—	—	—	—
As at 31 December 2020	—	—	—	—	—
Interest rate and cross currency swaps	166	—	—	—	166
As at 31 December 2021	166	—	—	—	166
The following table summarises the gains/(losses) recognised from fair value hedges that settled for the periods presented within the consolidated income statement:

Fair value hedges	Location - Income statement	31 Dec 2021 € million	31 Dec 2020 € million	31 Dec 2019 € million
Foreign currency contracts	Finance costs	(2)	—	—
Total		(2)	—	—
The carrying value of the hedged item recognised in borrowings is €173 million (2020: nil), which includes accumulated amounts of fair value adjustments of €15 million (2020: nil).
Non-designated hedges
The Group periodically enters into derivative instruments that are designed to hedge various risks but are not designated as hedging instruments. These hedged risks include those related to commodity price fluctuations associated with forecasted purchases of aluminium, sugar, components of PET (plastic) and vehicle fuel.
At times, it also enters into other short-term non-designated hedges to mitigate its exposure to changes in cash flows attributable to currency fluctuations associated with short-term intercompany loans and certain cash equivalents denominated in non-functional currencies. Changes in the fair value of outstanding non-designated hedges are recognised each reporting period in the line item on the consolidated income statement that is consistent with the nature of the hedged risk.
There were €59 million outstanding non-designated foreign currency hedges, hedging intercompany loans as at 31 December 2021. There were no outstanding non-designated hedges as at 31 December 2020.
The following table summarises the gains/(losses) recognised from non-designated derivative financial instruments in the consolidated income statement for the years presented.

		31 December 2021	31 December 2020	31 December 2019
Non-designated hedging instruments	Location – income statement	€ million	€ million	€ million
Commodity contracts	Selling and distribution expenses	—	(12)	5
Foreign currency contracts(A)	Non-operating items	—	(4)	(2)
Total		—	(16)	3
(A)The gain/(loss) recognised on these currency contracts is offset by the gain/(loss) recognised on the remeasurement of the underlying hedged items; therefore, there is a minimal consolidated net effect in non-operating items on the consolidated income statement.
Net investment hedges
The Group had no net investment hedges in place as at 31 December 2021 or 31 December 2020, however it continues to monitor its exposure to currency exchange rates and may enter into future net investment hedges as a result of volatility in the functional currencies of certain of its subsidiaries.